Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel Expenses
Salaries	R$ (10,742,802)	R$ (10,080,147)	R$ (9,280,777)
Benefits	(5,374,231)	(4,600,686)	(4,659,876)
Social security charges	(3,724,122)	(3,399,639)	(3,404,017)
Employee profit sharing	(1,722,066)	(1,843,861)	(1,533,955)
Training	(120,135)	(89,359)	(86,852)
Total	R$ (21,683,356)	R$ (20,013,692)	R$ (18,965,477)